Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 406,644	€ 2,297,173	€ 956,803
Cash consideration, net of cash acquired	355,386	2,232,671	925,267
Assumed obligations and non-cash consideration	51,258	64,502	31,536
Acquisitions
Total acquisitions	265,612	2,224,599	280,643
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	214,836	2,160,097	249,965
Assumed obligations and non-cash consideration	50,776	64,502	€ 30,678
Goodwill	258,544	€ 1,607,559
Intangible assets acquired	19,507
Net income of acquiree since acquisition date	2,749
Revenue of acquiree since acquisition date	62,072
Increase in assets as a result of business combinations	€ 337,300